Quarterly Holdings Report
for
Fidelity® Dividend ETF For Rising Rates
October 31, 2020
T19-QTLY-1220
1.9880053.104

Schedule of Investments October 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.5%
	Shares	Value
COMMUNICATION SERVICES – 8.6%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	110,068	$ 2,974,037
CenturyLink, Inc.	98,375	847,993
Verizon Communications, Inc.	64,777	3,691,641
		7,513,671
Entertainment – 0.8%
Activision Blizzard, Inc.	29,616	2,242,820
Media – 5.0%
Cable One, Inc.	794	1,375,097
Comcast Corp. Class A	75,959	3,208,508
News Corp. Class A	95,502	1,253,941
Nexstar Media Group, Inc. Class A	10,636	876,406
Omnicom Group, Inc.	18,604	878,109
Sirius XM Holdings, Inc.	191,416	1,096,814
TEGNA, Inc.	73,755	887,272
The Interpublic Group of Cos., Inc.	58,036	1,049,871
The New York Times Co. Class A (a)	38,627	1,531,947
ViacomCBS, Inc. Class B	42,631	1,217,968
		13,375,933
TOTAL COMMUNICATION SERVICES		23,132,424
CONSUMER DISCRETIONARY – 6.6%
Hotels, Restaurants & Leisure – 2.2%
McDonald's Corp.	15,527	3,307,251
Starbucks Corp.	31,070	2,701,847
		6,009,098
Specialty Retail – 3.1%
Lowe's Cos., Inc.	21,439	3,389,506
The Home Depot, Inc.	18,301	4,881,060
		8,270,566
Textiles, Apparel & Luxury Goods – 1.3%
NIKE, Inc. Class B	29,339	3,523,027
TOTAL CONSUMER DISCRETIONARY		17,802,691
CONSUMER STAPLES – 7.0%
Beverages – 1.3%
The Coca-Cola Co.	72,764	3,497,038
Food & Staples Retailing – 0.6%
Wm Morrison Supermarkets PLC	813,380	1,713,220
Household Products – 2.1%
The Procter & Gamble Co.	41,156	5,642,488
Tobacco – 3.0%
Altria Group, Inc.	60,828	2,194,674
British American Tobacco PLC	42,662	1,350,365
Japan Tobacco, Inc.	91,300	1,720,500
Philip Morris International, Inc.	39,016	2,770,916
		8,036,455
TOTAL CONSUMER STAPLES		18,889,201

	Shares	Value
ENERGY – 2.4%
Energy Equipment & Services – 0.2%
Schlumberger N.V.	46,949	$ 701,418
Oil, Gas & Consumable Fuels – 2.2%
Chevron Corp.	30,118	2,093,201
Exxon Mobil Corp.	62,371	2,034,542
Targa Resources Corp.	32,115	515,446
The Williams Cos., Inc.	65,255	1,252,243
		5,895,432
TOTAL ENERGY		6,596,850
FINANCIALS – 10.4%
Banks – 5.7%
Bank of America Corp.	146,534	3,472,856
Citigroup, Inc.	50,095	2,074,935
JPMorgan Chase & Co.	48,416	4,746,705
PacWest Bancorp	60,124	1,156,786
The PNC Financial Services Group, Inc.	18,556	2,076,045
Wells Fargo & Co.	84,754	1,817,973
		15,345,300
Capital Markets – 3.1%
Invesco Ltd. (a)	120,672	1,582,010
Morgan Stanley	51,937	2,500,766
The Blackstone Group, Inc. Class A	40,600	2,047,052
The Goldman Sachs Group, Inc.	12,118	2,290,787
		8,420,615
Insurance – 1.2%
Old Republic International Corp.	94,567	1,539,551
Prudential Financial, Inc.	26,625	1,704,532
		3,244,083
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
Starwood Property Trust, Inc.	85,108	1,188,959
TOTAL FINANCIALS		28,198,957
HEALTH CARE – 15.1%
Biotechnology – 5.3%
AbbVie, Inc.	60,088	5,113,489
Amgen, Inc.	22,879	4,963,370
Gilead Sciences, Inc.	71,905	4,181,276
		14,258,135
Health Care Providers & Services – 4.0%
CVS Health Corp.	68,389	3,835,939
UnitedHealth Group, Inc.	22,984	7,013,338
		10,849,277
Pharmaceuticals – 5.8%
GlaxoSmithKline PLC	171,051	2,857,061
Johnson & Johnson	52,641	7,217,608
Pfizer, Inc.	159,153	5,646,748
		15,721,417
TOTAL HEALTH CARE		40,828,829

2

Common Stocks – continued
	Shares	Value
INDUSTRIALS – 9.7%
Aerospace & Defense – 1.3%
General Dynamics Corp.	7,593	$ 997,189
Lockheed Martin Corp.	4,769	1,669,770
Raytheon Technologies Corp.	14,573	791,605
		3,458,564
Air Freight & Logistics – 0.9%
United Parcel Service, Inc. Class B	16,254	2,553,666
Electrical Equipment – 1.0%
Eaton Corp. PLC	13,570	1,408,430
Emerson Electric Co.	18,816	1,219,089
		2,627,519
Industrial Conglomerates – 2.0%
3M Co.	11,834	1,892,967
Honeywell International, Inc.	12,811	2,113,174
Jardine Matheson Holdings Ltd.	16,428	729,239
Jardine Strategic Holdings Ltd.	30,220	655,472
		5,390,852
Machinery – 3.1%
Caterpillar, Inc.	12,668	1,989,509
Cummins, Inc.	7,286	1,602,118
Deere & Co.	8,905	2,011,729
Illinois Tool Works, Inc.	8,153	1,597,010
PACCAR, Inc.	15,745	1,344,308
		8,544,674
Road & Rail – 1.4%
Norfolk Southern Corp.	7,155	1,496,253
Union Pacific Corp.	12,367	2,191,309
		3,687,562
TOTAL INDUSTRIALS		26,262,837
INFORMATION TECHNOLOGY – 29.9%
Communications Equipment – 1.3%
Cisco Systems, Inc.	97,727	3,508,399
Electronic Equipment, Instruments & Components – 1.2%
Corning, Inc.	99,284	3,174,109
IT Services – 1.0%
International Business Machines Corp.	25,780	2,878,595
Semiconductors & Semiconductor Equipment – 6.4%
Broadcom, Inc.	12,286	4,295,554
Intel Corp.	83,905	3,715,313
QUALCOMM, Inc.	40,353	4,977,946
Texas Instruments, Inc.	29,274	4,232,728
		17,221,541
Software – 8.5%
Microsoft Corp.	94,209	19,074,496
Oracle Corp.	69,867	3,920,238
		22,994,734
Technology Hardware, Storage & Peripherals – 11.5%
Apple, Inc.	207,012	22,535,326
Canon, Inc.	98,700	1,699,917

	Shares	Value

HP, Inc.	134,102	$ 2,408,472
NetApp, Inc.	47,077	2,066,210
Seagate Technology PLC	49,613	2,372,494
		31,082,419
TOTAL INFORMATION TECHNOLOGY		80,859,797
MATERIALS – 3.0%
Chemicals – 1.9%
Dow, Inc.	22,361	1,017,202
DuPont de Nemours, Inc.	21,151	1,203,069
Linde PLC (b)	8,966	1,975,568
LyondellBasell Industries N.V. Class A	11,304	773,759
		4,969,598
Containers & Packaging – 0.6%
International Paper Co.	20,550	899,062
Westrock Co.	20,051	752,915
		1,651,977
Metals & Mining – 0.5%
Alumina Ltd.	504,033	507,929
Nucor Corp.	17,800	850,128
		1,358,057
TOTAL MATERIALS		7,979,632
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 3.1%
American Tower Corp.	7,103	1,631,204
Crown Castle International Corp.	8,231	1,285,682
Gaming and Leisure Properties, Inc.	14,575	529,801
Iron Mountain, Inc.	21,235	553,384
Kimco Realty Corp.	33,953	348,358
Prologis, Inc.	14,012	1,389,990
Public Storage	4,197	961,407
Service Properties Trust	27,471	198,066
Simon Property Group, Inc.	7,363	462,470
Ventas, Inc.	13,855	546,857
Weingarten Realty Investors	20,558	326,050
		8,233,269
Real Estate Management & Development – 0.1%
Hongkong Land Holdings Ltd.	107,130	393,167
TOTAL REAL ESTATE		8,626,436
UTILITIES – 3.6%
Electric Utilities – 2.3%
American Electric Power Co., Inc. (a)	13,811	1,242,023
Duke Energy Corp.	16,714	1,539,526
Exelon Corp.	28,430	1,134,073
PPL Corp.	31,794	874,335
The Southern Co.	23,759	1,364,955
		6,154,912
Multi-Utilities – 1.3%
CenterPoint Energy, Inc.	38,233	807,863
3

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
UTILITIES – continued
Multi-Utilities – continued
Dominion Energy, Inc.	19,008	$1,527,103
Public Service Enterprise Group, Inc.	20,176	1,173,235
		3,508,201
TOTAL UTILITIES		9,663,113
TOTAL COMMON STOCKS (Cost $268,838,261)		268,840,767
Money Market Funds – 0.7%

Fidelity Cash Central Fund, 0.10% (c)	632,214	632,340
Fidelity Securities Lending Cash Central Fund, 0.11% (c)(d)	1,212,782	1,212,903
TOTAL MONEY MARKET FUNDS (Cost $1,845,244)		1,845,243
TOTAL INVESTMENT IN SECURITIES – 100.2% (Cost $270,683,505)		270,686,010
NET OTHER ASSETS (LIABILITIES) (e) – (0.2%)		(462,876)
NET ASSETS – 100.0%		$ 270,223,134

Legend
(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $96,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini S&P 500 Index Future Contracts	8	December 2020	$1,305,880	$(46,018)	$(46,018)
The notional amount of futures purchased as a percentage of Net Assets is 0.5%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$207
Fidelity Securities Lending Cash Central Fund	764
Total	$971
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities
4

and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
5

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
6